Goodwill and Other Assets (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in carrying amounts of goodwill within the Company's segments are summarized as follows:

	NA	AP	EMEA	LA	Total
Goodwill	$76.4	$40.0	$168.7	$143.7	$428.8
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at January 1, 2015	$63.2	$40.0	$—	$34.9	$138.1
Goodwill acquired	39.7	—	—	—	39.7
Currency translation adjustment	(3.4)	(2.4)	—	(10.5)	(16.3)
Goodwill	$112.7	$37.6	$168.7	$133.2	$452.2
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at December 31, 2015	$99.5	$37.6	$—	$24.4	$161.5
Goodwill adjustment	(0.5)	—	—	—	(0.5)
Currency translation adjustment	3.3	0.3	—	4.6	8.2
Goodwill	115.5	37.9	168.7	137.8	459.9
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at June 30, 2016	$102.3	$37.9	$—	$29.0	$169.2

Schedule Of Intangible Assets [Table Text Block]
The following summarizes information on intangible assets by major category:

	June 30, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally-developed software	$97.6	$(49.1)	$48.5	$92.4	$(48.5)	$43.9
Other intangibles	37.1	(17.7)	19.4	36.7	(16.3)	20.4
Total	$134.7	$(66.8)	$67.9	$129.1	$(64.8)	$64.3